Expense Example, No Redemption {- Fidelity Managed Retirement 2035 Fund} - NF_07.31 Fidelity Managed Retirement 2035 Fund Retail PRO-01 - Fidelity Managed Retirement 2035 Fund - Fidelity Managed Retirement 2035 Fund
Dec. 13, 2022 USD ($)
Expense Example, No Redemption:
1 Year	$ 49
3 Years	$ 154